Statements of Operations (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Sales	$ 815,051	$ 1,445,237	$ 1,278,024	$ 2,020,025
Operating expenses
Cost of sales	196,436	615,121	781,907	1,527,706
Selling, general and administrative	400,675	1,008,703	1,018,346	592,550
Depreciation and amortization expenses	38,182	42,341	56,448	54,524
Total operating expenses	635,292	1,666,165	1,856,701	2,174,780
income (loss) from operations	179,759	(220,928)	(578,677)	(154,755)
Other expenses
Interest expense	(20,832)	(20,690)	(31,112)	(26,764)
Total other expenses	(20,832)	(20,690)	(31,112)	(26,764)
Net loss	$ 158,927	$ (241,618)	$ (609,789)	$ (181,519)